Summary of significant accounting policies - Share-based compensation (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Threshold cash return on investment upon termination event to determine vesting of performance shares				$ 1,515.0
Fair value after plan modification	$ 33.0
Service-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award expiration period		10 years	10 years
Options granted		0	212,668	535,957
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Award expiration period		10 years	10 years
Options granted			1,653,209	183,884
Threshold cash return on investment upon termination event to determine vesting of performance shares		$ 1,515.0	$ 1,515.0